Schedule of right of use assets and lease liabilities (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022		Jun. 02, 2022
Right-of-use asset	$ 294,965	$ 349,240	$ 154,234			$ 100,000
Operating lease	177,505	171,909	152,325
Operating lease	$ 111,833	$ 156,647
Seamless Group Inc [Member]
Right-of-use asset			154,234	$ 342,432	[1]
Total right-of-use assets			154,234	342,432
Operating lease			152,325	174,061	[1]
Total current operating lease liabilities			152,325	174,061
Total non- current operating liabilities				158,895
Seamless Group Inc [Member] | Current Portion of Lease Liabilities [Member]
Operating lease			152,325	174,061
Operating lease				158,895
Seamless Group Inc [Member] | Right of Use Assets [Member]
Right-of-use asset			$ 154,234	$ 342,432

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.